Leases - Summary of lease liabilities recognized in statement of cash flows (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Lease payments of principal and interest	$ (10,010,801)	$ (10,709,421)